Consolidated Balance Sheets - USD ($)		Dec. 31, 2025		Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 1,410,674		$ 6,108,783
Short-term investments		2,930
Accounts receivable, net		1,580,000
Other receivables		2,050,000
Current assets of discontinued operations				245,220,464
TOTAL CURRENT ASSETS		5,043,604		251,329,247
NON-CURRENT ASSETS:
Intangible assets, net		54,083
Non-current assets of discontinued operations				20,092,039
TOTAL NON-CURRENT ASSETS		54,083		20,092,039
TOTAL ASSETS		5,097,687		271,421,286
CURRENT LIABILITIES:
Accrued expenses and other current liabilities		331,882		380,096
Taxes payable		67,367
Current liabilities of discontinued operations				59,093,952
TOTAL CURRENT LIABILITIES		411,332		59,474,048
NON-CURRENT LIABILITIES
Non-current liabilities of discontinued operations				818,128
TOTAL NON-CURRENT LIABILITIES				818,128
TOTAL LIABILITIES		411,332		60,292,176
SHAREHOLDERS’ EQUITY*:
Treasury shares	[1]	(1,469,517)		(1,253,012)
Additional paid-in capital	[1]	141,267,807		139,712,207
Accumulated deficit (retained earnings)	[1]	(135,161,786)		72,517,990
Statutory reserves	[1]			13,229,313
Accumulated other comprehensive loss			[1]	(17,491,069)
COMMON SHAREHOLDERS’ EQUITY	[1]	4,686,355		206,762,680
Non-controlling interests	[1]			4,366,430
TOTAL SHAREHOLDERS’ EQUITY	[1]	4,686,355		211,129,110
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	5,097,687		271,421,286
Class A Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]	49,851		47,251
Class B Common Stock
SHAREHOLDERS’ EQUITY*:
Common stock	[1]
Related Party
CURRENT LIABILITIES:
Due to related parties - current		$ 12,083

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.